Sarah R. Crespi

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1283

sarah.crespi@blackrock.com

December 21, 2021

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectus and Statement of Additional Information for the iShares MSCI China Multisector Tech ETF, each dated December 20, 2021, do not differ from those contained in Post-Effective Amendment No. 2,512 to the Trust’s Registration Statement on Form N-1A, filed electronically on December 20, 2021.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary